Equity	12 Months Ended
Sep. 30, 2023
Equity [Abstract]
EQUITY

14. EQUITY

Ordinary Shares

On March 20, 2023, a resolution of the shareholders of the Company was adopted to subdivide all of the Company’s Ordinary Shares on the basis of 1:4000. As a result of the share-split, the authorized share capital of the Company became 200,000,000 Ordinary Shares and the issued and outstanding of the number of shares reached 20,000,000 Ordinary Shares.

The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023.

Statutory Reserve

A portion of the Company’s operations are conducted through its PRC (excluding Hong Kong) subsidiaries, and the Company’s ability to pay dividends is primarily dependent on receiving distributions of funds from subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations, and after it has met the PRC requirements for appropriation to statutory reserves. The Company’s PRC subsidiaries are required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with the PRC GAAP. Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the surplus reserve are made at the discretion of the Company’s Board of Directors. Paid-in capital of subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes.

As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. As of September 30, 2023 and 2022, net assets restricted in the aggregate, which include paid-in capital, additional paid-in capital and statutory reserve funds of the Company’s subsidiaries, that are included in the Company’s consolidated net assets were approximately $1,441,960 and nil, respectively.